February 6, 1996

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

Re:  Capital World Growth and Income Fund, Inc.
     File Nos 811-7338
              33-54444

Gentlemen:

      Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 1/30/96 of Registrant's Post-Effective Amendment No. 5 under The Securities Act of 1933 and Amendment No. 7 under The Investment Company Act of 1940.

                                        Sincerely,

                                        Vincent P. Corti
                                        Secretary

cc: Mr. Frank J. Donaty, Jr.
    Mr. Randolph Koch
    (Division of Investment Management)